SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)
Income Tax Disclosure [Abstract]
Current income tax	$ 157,990	$ 1,229,303	$ 1,563,477	$ 1,012,496
Deferred income tax
Income tax expense	$ 157,990	$ 1,229,303	$ 1,563,477	$ 1,012,496